Matthews Asia ESG Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 90.0%
	Shares	Value

CHINA/HONG KONG: 32.9%
Hong Kong Exchanges & Clearing, Ltd.	69,000	$3,248,071
China Conch Venture Holdings, Ltd.	459,500	2,137,637
Wuxi Biologics Cayman, Inc.[b,c,d]	78,500	1,923,883
CSPC Pharmaceutical Group, Ltd.	945,600	1,845,857
Meituan Dianping Class Bc,d	54,400	1,713,671
Hangzhou Tigermed Consulting Co., Ltd. A Shares	108,676	1,656,032
Yonghui Superstores Co., Ltd. A Shares	1,134,195	1,313,074
Xinyi Glass Holdings, Ltd.	570,000	1,152,783
Tencent Music Entertainment Group ADR[c]	78,000	1,152,060
Innovent Biologics, Inc.[b,c,d]	145,500	1,085,022
New Oriental Education & Technology Group, Inc. ADR[c]	7,000	1,046,500
ASM Pacific Technology, Ltd.	87,000	890,632
Chindata Group Holdings, Ltd. ADR[c]	48,400	785,532
Contemporary Amperex Technology Co., Ltd. A Shares	22,200	689,890
HKBN, Ltd.	245,000	467,550
Hangzhou Tigermed Consulting Co., Ltd. H Shares[b,c,d]	13,400	190,884
Ming Yuan Cloud Group Holdings, Ltd.[c]	18,000	67,355
Total China/Hong Kong		21,366,433

INDIA: 20.9%
Shriram City Union Finance, Ltd.	174,869	2,250,206
Bandhan Bank, Ltd.[b,c,d]	578,370	2,159,522
Mahindra & Mahindra, Ltd.	251,131	2,076,277
Phoenix Mills, Ltd.	221,118	1,752,468
IndusInd Bank, Ltd.[c]	217,963	1,565,047
Minda Industries, Ltd.	228,156	1,023,244
Marico, Ltd.	191,275	942,158
NBCC India, Ltd.	2,444,470	787,245
Lemon Tree Hotels, Ltd.[b,c,d]	1,418,679	536,999
TTK Prestige, Ltd.	4,633	384,516
Lupin, Ltd.	7,284	99,591
Total India		13,577,273

TAIWAN: 13.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,700	1,921,359
Zhen Ding Technology Holding, Ltd.	384,000	1,685,516
Sporton International, Inc.	145,903	1,231,065
M31 Technology Corp.	96,000	1,023,572
Poya International Co., Ltd.	47,000	898,960
Merida Industry Co., Ltd.	88,000	713,229
Andes Technology Corp.	114,000	594,767
ASMedia Technology, Inc.	10,000	507,024
Sunonwealth Electric Machine Industry Co., Ltd.	157,000	339,025
Taiwan Semiconductor Manufacturing Co., Ltd.	9,000	135,397
Total Taiwan		9,049,914

JAPAN: 6.8%
Unicharm Corp.	30,700	1,373,006
Nidec Corp.	9,700	909,646
UT Group Co., Ltd.[c]	25,200	860,530
Tsukui Holdings Corp.	105,300	591,387
Koa Corp.	36,800	397,944

	Shares	Value
Sosei Group Corp.[c]	21,300	$279,100
Total Japan		4,411,613

BANGLADESH: 4.5%
BRAC Bank, Ltd.	3,521,927	1,689,860
GrameenPhone, Ltd.	319,501	1,242,975
Total Bangladesh		2,932,835

UNITED STATES: 3.4%
Legend Biotech Corp. ADR[c]	48,488	1,496,825
Micron Technology, Inc.[c]	15,900	746,664
Total United States		2,243,489

SINGAPORE: 1.9%
Keppel DC, REIT	286,700	612,802
SATS, Ltd.	289,500	604,595
Total Singapore		1,217,397

THAILAND: 1.6%
Total Access Communication Public Co., Ltd.
NVDR	1,009,100	1,031,656
Total Thailand		1,031,656

INDONESIA: 1.6%
PT Jaya Real Property	21,603,300	598,752
PT Bank Rakyat Indonesia Persero	2,056,100	421,818
Total Indonesia		1,020,570

PHILIPPINES: 1.5%
Puregold Price Club, Inc.	933,420	945,980
Total Philippines		945,980

VIETNAM: 0.9%
Nam Long Investment Corp.	506,869	565,309
Total Vietnam		565,309

PAKISTAN: 0.1%
Abbott Laboratories Pakistan, Ltd.	9,450	43,709
Total Pakistan		43,709

TOTAL COMMON EQUITIES		58,406,178
(Cost $51,932,897)

PREFERRED EQUITIES: 10.1%

SOUTH KOREA: 10.1%
LG Chem, Ltd., Pfd.	14,195	3,876,390
Samsung SDI Co., Ltd., Pfd.	12,544	2,690,208
Total South Korea		6,566,598

TOTAL PREFERRED EQUITIES		6,566,598
(Cost $4,145,691)

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Matthews Asia ESG Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES (continued)
Value

TOTAL INVESTMENTS: 100.1%	$64,972,776
(Cost $56,078,588)

LIABILITIES IN EXCESS OF CASH
AND OTHER ASSETS: (0.1%)	(47,905)

NET ASSETS: 100.0%	$64,924,871

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $5,896,310, which is 9.08% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

NVDR	Non-voting Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS